CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013
OPERATING EXPENSES:
Research and development	$ 8,391	$ 32,189	$ 22,284	$ 47,272	$ 362,850	$ 639,609
Selling, general and administrative	483,903	452,126	879,032	945,396	1,713,895	5,379,080
Depreciation	1,120	1,120	2,240	2,240	2,197	8,917
Total operating expenses	493,414	485,435	903,556	994,908	2,078,942	6,027,606
Loss from operations	(493,414)	(485,435)	(903,556)	(994,908)	(2,078,942)	(6,027,606)
Other income (expense):
Interest expense	(319,189)	(116,315)	(574,989)	(419,037)	(182,929)	(1,303,369)
Loss on modification of debt	0	0	0	0	(88,849)	(88,849)
Loss on settlement of debt	0	0	0	0		(787,515)
Gain on change in fair value of derivative liabilities	1,191,857	35,237	81,717	63,145	89,241	345,677
Income (loss) before provision for income taxes	379,254	(566,513)	(1,396,828)	(1,350,800)	(2,261,479)	(7,861,662)
Provision for income taxes (benefit)	0	0	0	0		0
NET INCOME (LOSS)	$ 379,254	$ (566,513)	$ (1,396,828)	$ (1,350,800)	$ (2,261,479)	$ (7,861,662)
Net income (loss) per common share, basic	$ 0.00	$ 0.000	$ 0.00	$ (0.01)	$ (0.01)
Net income (loss) per common share, diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding, basic	296,661,260	228,977,199	291,703,592	225,265,522	226,844,313
Weighted average number of common shares outstanding, diluted	364,731,453	228,977,199	291,703,592	225,265,522